Revenue Recognition - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Net revenue	$ 53,367	$ 34,082	$ 160,287	$ 99,312	$ 140,733	$ 106,713	$ 74,000
Revenue resulting from reduction of sales promotion incentive related to prior year sales			624
Pasture-raised Shell Eggs
Disaggregation Of Revenue [Line Items]
Net revenue	47,820	30,059	143,397	89,264	126,185	98,269	69,629
Liquid Whole Eggs
Disaggregation Of Revenue [Line Items]
Net revenue	636	198	2,814	374	239	0	0
Pasture-raised Hard Boiled Eggs
Disaggregation Of Revenue [Line Items]
Net revenue	386	738	1,070	1,508	2,155	698	0
Egg Bites
Disaggregation Of Revenue [Line Items]
Net revenue	457	0	457	0
Pasture-raised Butter
Disaggregation Of Revenue [Line Items]
Net revenue	3,653	2,717	11,589	7,697	11,508	7,746	4,371
Ghee
Disaggregation Of Revenue [Line Items]
Net revenue	$ 415	$ 370	$ 960	$ 469	$ 646	$ 0	$ 0